Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 1,630,732	$ 55,644	$ 153,904
Restricted cash		282,043	41,906
Accounts receivable, net	610,355	1,082,468	2,071,363
Inventory, net	582,762	1,832,661	7,984,492
Advances to related party	1,299,984	1,299,984	1,285,935
Other current assets	250,795	176,925	242,700
Total Current Assets	4,374,628	4,729,725	11,780,300
RELATED PARTY LONG-TERM RECEIVABLE	455,545	455,545
FIXED ASSETS, net	2,045,375	20,064	61,908
RIGHT OF USE ASSET	85,300	99,472	1,206,931
INTANGIBLE ASSETS, net
Trademarks	1,166,432	788,614	845,278
Customer relationships	2,551,770	1,145,831	1,241,667
Non-compete agreements	121,649	29,171	39,167
Total Intangible Assets	3,839,851	1,963,616	2,126,112
GOODWILL	924,672	445,395	445,395
OTHER ASSETS	139,349	108,088	125,418
TOTAL ASSETS	11,864,720	7,821,905	15,746,064
CURRENT LIABILITIES
Accounts payable and accruals	542,918	1,607,490	3,528,466
Working capital line of credit	631,958	1,805,907	6,917,968
Current maturities of long-term debt	92,986
Current maturities of lease liabilities	29,960	29,337	136,952
Current maturities of related party long-term notes	764,657	195,000	100,364
Related party notes payable	972,500	972,500	972,500
Related party notes payable - subordinated	1,299,712	1,299,712	2,910,136
Other current liabilities	1,168,740	1,346,838
Total Current Liabilities	5,503,431	7,256,784	14,566,386
LONG-TERM LIABILITY
Long-term lease liability	54,976	69,844	1,089,390
Long-term debt	353,512
Related party long-term notes	460,000	515,000	610,000
Other long-term liabilities	97,376
TOTAL LIABILITIES	6,469,295	7,841,628	16,265,776
STOCKHOLDERS’ EQUITY (DEFICIT)
Series A 8% cumulative convertible preferred stock, $0.0001 par value; 10,000 shares authorized, 0 shares issued and outstanding as of June 30, 2021, and 1,413 shares issued and outstanding as of December 31, 2020
Common stock, $0.0001 par value, 100,000,000 shares authorized; 23,119,041 shares issued and outstanding as of June 30, 2021, and 19,580,721 shares issued and outstanding as of December 31, 2020	2,315	1,958	1,761
Additional paid-in capital	19,846,182	13,488,836	8,789,021
Accumulated other comprehensive gain	936
Accumulated deficit	(14,454,008)	(13,510,517)	(8,952,466)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	5,395,425	(19,723)	(161,684)
Non-controlling interest			(476,250)
Accumulated other comprehensive income (VIE)			118,222
Total VIE’s Deficit			(358,028)
TOTAL STOCKHOLDERS’ DEFICIT	5,395,425	(19,723)	(519,712)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 11,864,720	$ 7,821,905	$ 15,746,064